INVESTMENT INSTRUMENTS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 2,663,478	$ 2,074,077
Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	129,293	432,811
Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	721,427	447,326
Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	28,881	19,967
Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	114,038	397,898
Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	64	76
Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	9,032	2,607
Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	6,159	32,230
Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	420,687	284,444
Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	300,740	162,882
Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	18,469
Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	10,412	19,967
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	2,511,463	1,484,145
Level 1 [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	6,159
Level 1 [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	721,427	306,054
Level 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		4,118
Level 1 [Member] | Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 1 [Member] | Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 1 [Member] | Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 1 [Member] | Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	6,159
Level 1 [Member] | Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	420,687	150,009
Level 1 [Member] | Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	300,740	156,045
Level 1 [Member] | Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 1 [Member] | Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		4,118
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	152,015	589,932
Level 2 [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	123,134	432,811
Level 2 [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		141,272
Level 2 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	28,881	15,849
Level 2 [Member] | Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	114,038	397,898
Level 2 [Member] | Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	64	76
Level 2 [Member] | Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	9,032	2,607
Level 2 [Member] | Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		32,230
Level 2 [Member] | Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		134,435
Level 2 [Member] | Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		6,837
Level 2 [Member] | Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	18,469
Level 2 [Member] | Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	10,412	15,849
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Level 3 [Member] | Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	1,783,877	1,173,973
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	687,945	901,239
Chilean Central Bank & Government Securities [Member] | Chilean Treasury Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	1,081,879	272,734
Chilean Central Bank & Government Securities [Member] | Other Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	14,053
Chilean Central Bank & Government Securities [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	1,783,877	1,173,973
Chilean Central Bank & Government Securities [Member] | Level 1 [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	687,945	901,239
Chilean Central Bank & Government Securities [Member] | Level 1 [Member] | Chilean Treasury Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	1,081,879	272,734
Chilean Central Bank & Government Securities [Member] | Level 1 [Member] | Other Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	14,053
Chilean Central Bank & Government Securities [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 2 [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 2 [Member] | Chilean Treasury Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 2 [Member] | Other Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 3 [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 3 [Member] | Chilean Treasury Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value
Chilean Central Bank & Government Securities [Member] | Level 3 [Member] | Other Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value